Restricted Cash and Investments (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Restricted cash and investments	$ 11,624	$ 11,231
Cash and cash equivalents
Statement [Line Items]
Restricted cash and investments	3,652	3,259
Investments
Statement [Line Items]
Restricted cash and investments	7,972	7,972
Elliot Lake reclamation trust fund
Statement [Line Items]
Restricted cash and investments	3,652	3,259
Letters of credit facility pledged assets
Statement [Line Items]
Restricted cash and investments	$ 7,972	$ 7,972